VARIABLE INTEREST ENTITY (Tables)	12 Months Ended
Dec. 31, 2016
Schedule of VIE's Assets and Liabilities [Table Text Block]
	December 31,	December 31,
	2016	2015
Current assets from discontinued operations	$-	$13,272,186
Total current assets	7,391,365	27,860,566
Property, plant and equipment	2,655,188	2,930,365
Intangible assets	1,556,306	2,431,599
Non-current assets from discontinued operations	-	-
Total assets	17,742,097	41,439,773
Intercompany payable to the WFOE	14,204,071	28,347,903
Total current liabilities	24,864,098	42,249,136
Total liabilities	24,864,098	42,249,136
Total equity	$(7,122,001)	$(809,363)